Organization and Principal Activities - Exclusive Technical Licensing and Service Agreements (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Jan. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Consolidated VIEs
Subsidiaries, VIEs and Subsidiaries of VIEs
Registered capital and PRC statutory reserves of the consolidated VIEs used to solely settle obligations of the VIEs and subsidiaries of the VIEs		$ 4.6	¥ 29.7
Meowpaw
Subsidiaries, VIEs and Subsidiaries of VIEs
Share capital of VIE	¥ 1.0
Percentage of shares held by the group	75.00%
Percentage of shares held by the noncontrolling shareholder	25.00%
Long-term financial support provided to VIE		$ 12.1	¥ 79.0
Threshold of accumulated retained earnings of VIE to pay dividend	¥ 35.0